LONG-TERM DEBTS (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Principal Amount	$ 95,000		$ 31,000
Paid-in-Kind Interest	1,341	$ 0	0
Unamortized Debt Issuance Costs & Debt Discount	(35,042)		(1,786)	$ 1,200
Carrying Amount	62,318		30,243	$ 11,067
Bridge Loan [Member]
Principal Amount	15,000
Paid-in-Kind Interest	165
Unamortized Debt Issuance Costs & Debt Discount	(262)
Carrying Amount	14,903
Second Lien Term Loan [Member]
Principal Amount	80,000
Paid-in-Kind Interest	1,176
Unamortized Debt Issuance Costs & Debt Discount	(34,780)
Carrying Amount	$ 46,396		0
Senior Secured Term Loan [Member]
Principal Amount			31,000
Paid-in-Kind Interest			0
Unamortized Debt Issuance Costs & Debt Discount			(1,786)
Carrying Amount			$ 29,214